UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   23-Oct-01

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          122

Form 13F Information Table Value Total:      $142,316

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     3418 126580.000SH      SOLE                 1625.000        124955.000
                                                               210 7780.000 SH       DEFINED 0001091923                     7780.000
AOL Time Warner, Inc.          COM              00184A105      108 3260.000 SH       SOLE                                   3260.000
                                                               695 21000.000SH       DEFINED 0001091923                    21000.000
AT & T Corp.                   COM              001957109      171 8842.000 SH       SOLE                                   8842.000
                                                                29 1500.000 SH       DEFINED 0001091923                     1500.000
Abbott Laboratories            COM              002824100      601 11600.000SH       SOLE                                  11600.000
                                                               109 2100.000 SH       DEFINED 0001091923                     2100.000
American Express Co.           COM              025816109     1753 60320.100SH       SOLE                 1080.000         59240.100
                                                                39 1355.000 SH       DEFINED 0001091923                     1355.000
American Home Products         COM              026609107      339 5821.000 SH       SOLE                                   5821.000
American Intl Grp.             COM              026874107     5652 72466.000SH       SOLE                 1104.000         71362.000
                                                               212 2714.000 SH       DEFINED 0001091923                     2714.000
Amgen                          COM              031162100     5695 96905.000SH       SOLE                 1580.000         95325.000
                                                               257 4365.000 SH       DEFINED 0001091923                     4365.000
Anheuser-Busch Co.             COM              035229103     3263 77906.000SH       SOLE                 1460.000         76446.000
                                                               144 3445.000 SH       DEFINED 0001091923                     3445.000
Auto Data Processing           COM              053015103      922 19600.000SH       SOLE                                  19600.000
                                                               132 2800.000 SH       DEFINED 0001091923                     2800.000
BP Amoco ADR                   COM              055622104       78 1578.000 SH       SOLE                                   1578.000
                                                               143 2910.000 SH       DEFINED 0001091923                     2910.000
Bancfirst Corp Ohio            COM                             400 18286.000SH       DEFINED 0001091923                    18286.000
Bank New York, Inc.            COM              064057102     3054 87255.299SH       SOLE                 1770.000         85485.299
                                                                81 2300.000 SH       DEFINED 0001091923                     2300.000
Bank of America Corp.          COM              060505104      283 4848.000 SH       SOLE                                   4848.000
                                                              1362 23316.000SH       DEFINED 0001091923                    23316.000
Bellsouth Corp.                COM              079860102      796 19162.674SH       SOLE                                  19162.674
                                                               124 2987.000 SH       DEFINED 0001091923                     2987.000
Biogen Inc.                    COM              090597105     2239 40280.000SH       SOLE                  600.000         39680.000
                                                                22  400.000 SH       DEFINED 0001091923                      400.000
Bristol-Myers Squibb Co.       COM              110122108      625 11257.000SH       SOLE                                  11257.000
                                                                67 1200.000 SH       DEFINED 0001091923                     1200.000
Cintas Corp.                   COM              172908105     1264 31375.000SH       SOLE                                  31375.000
                                                               113 2800.000 SH       DEFINED 0001091923                     2800.000
Cisco Systems, Inc.            COM              17275R102     1092 89636.000SH       SOLE                                  89636.000
                                                                81 6655.000 SH       DEFINED 0001091923                     6655.000
Citigroup, Inc.                COM              172967101     5949 146893.971SH      SOLE                 2270.999        144622.972
                                                               120 2958.000 SH       DEFINED 0001091923                     2958.000
Coca Cola Company              COM              191216100      366 7803.000 SH       SOLE                                   7803.000
                                                               273 5832.000 SH       DEFINED 0001091923                     5832.000
Colgate Palmolive              COM              194162103     4136 71007.165SH       SOLE                 1100.000         69907.165
                                                               123 2110.000 SH       DEFINED 0001091923                     2110.000
Disney (Walt) Holding Co.      COM              254687106      583 31336.000SH       SOLE                  150.000         31186.000
                                                                32 1700.000 SH       DEFINED 0001091923                     1700.000
EMC Corp-Mass                  COM              268648102      368 31335.000SH       SOLE                  110.000         31225.000
                                                                22 1840.000 SH       DEFINED 0001091923                     1840.000
El Paso Corp.                  COM              28336L109     3568 85881.000SH       SOLE                 1598.000         84283.000
                                                               185 4450.000 SH       DEFINED 0001091923                     4450.000
Electronic Data Systems, Corp. COM              285661104     6099 105922.000SH      SOLE                 2165.000        103757.000
                                                               182 3165.000 SH       DEFINED 0001091923                     3165.000
Emerson Electric Company       COM              291011104      527 11190.000SH       SOLE                                  11190.000
                                                                28  600.000 SH       DEFINED 0001091923                      600.000
Exxon Mobil Corp.              COM              30231G102      774 19639.000SH       SOLE                                  19639.000
                                                               467 11856.000SH       DEFINED 0001091923                    11856.000
Federal Express Corporation    COM              31428X106      241 6570.000 SH       SOLE                                   6570.000
                                                                18  500.000 SH       DEFINED 0001091923                      500.000
First Data                     COM              319963104     1434 24622.000SH       SOLE                                  24622.000
                                                                61 1050.000 SH       DEFINED 0001091923                     1050.000
Franklin Resources, Inc.       COM              354613101     2119 61115.072SH       SOLE                  915.000         60200.072
                                                                49 1400.000 SH       DEFINED 0001091923                     1400.000
Gap Inc.                       COM              364760108      146 12255.000SH       SOLE                                  12255.000
                                                                 1   50.000 SH       DEFINED 0001091923                       50.000
General Electric Co.           COM              369604103     7021 188727.839SH      SOLE                 2300.000        186427.839
                                                               803 21595.000SH       DEFINED 0001091923                    21595.000
GlaxoSmithKline ADR            COM              37733W105     1948 34717.000SH       SOLE                                  34717.000
                                                               185 3303.000 SH       DEFINED 0001091923                     3303.000
Home Depot                     COM              437076102     6535 170303.000SH      SOLE                 3150.000        167153.000
                                                               955 24898.000SH       DEFINED 0001091923                    24898.000
Horizon Bank                   COM              44040m101        0 10000.000SH       SOLE                                  10000.000
IBM Corp.                      COM              459200101      691 7483.000 SH       SOLE                                   7483.000
Intel Corp                     COM              458140100     3433 167971.000SH      SOLE                 3445.000        164526.000
                                                               184 9000.000 SH       DEFINED 0001091923                     9000.000
Jefferson Pilot Corp.          COM              475070108     3051 68595.603SH       SOLE                 1510.000         67085.603
                                                                58 1300.000 SH       DEFINED 0001091923                     1300.000
Johnson & Johnson              COM              478160104      250 4505.000 SH       SOLE                                   4505.000
                                                                44  800.000 SH       DEFINED 0001091923                      800.000
Lilly Eli & Co.                COM              532457108     2846 35268.000SH       SOLE                  675.000         34593.000
                                                               209 2595.000 SH       DEFINED 0001091923                     2595.000
Marriott Intl Inc New CL A     COM              571903202      474 14187.000SH       SOLE                                  14187.000
McGraw-Hill Inc.               COM              580645109     4328 74369.480SH       SOLE                 1375.000         72994.480
                                                               139 2380.000 SH       DEFINED 0001091923                     2380.000
Medtronic Inc.                 COM              585055106      450 10345.000SH       SOLE                                  10345.000
                                                                53 1217.000 SH       DEFINED 0001091923                     1217.000
Merck & Co.                    COM              589331107     1023 15363.000SH       SOLE                                  15363.000
                                                                13  200.000 SH       DEFINED 0001091923                      200.000
Microsoft Corp.                COM              594918104     2984 58309.000SH       SOLE                  935.000         57374.000
                                                                99 1925.000 SH       DEFINED 0001091923                     1925.000
Minnesota Mining & Mfg.        COM              604059105      363 3690.930 SH       SOLE                                   3690.930
                                                                10  100.000 SH       DEFINED 0001091923                      100.000
Nabors Industries              COM              629568106      319 15210.000SH       SOLE                  105.000         15105.000
                                                                 8  400.000 SH       DEFINED 0001091923                      400.000
Oracle Corporation             COM              68389X105     3743 297518.000SH      SOLE                 4250.000        293268.000
                                                               119 9475.000 SH       DEFINED 0001091923                     9475.000
PepsiCo Inc.                   COM              713448108      480 9907.000 SH       SOLE                                   9907.000
                                                               496 10220.000SH       DEFINED 0001091923                    10220.000
Pfizer Inc.                    COM              717081103     6642 165648.000SH      SOLE                 3085.000        162563.000
                                                               511 12745.000SH       DEFINED 0001091923                    12745.000
Pitney-Bowes Inc.              COM              724479100      653 17100.000SH       SOLE                                  17100.000
                                                                99 2600.000 SH       DEFINED 0001091923                     2600.000
Procter & Gamble Co.           COM              742718109     1104 15172.000SH       SOLE                                  15172.000
                                                                87 1200.000 SH       DEFINED 0001091923                     1200.000
SBC Communications             COM              78387g103     1097 23283.616SH       SOLE                                  23283.616
                                                               245 5200.000 SH       DEFINED 0001091923                     5200.000
Schlumberger Ltd.              COM              806857108     2650 57995.123SH       SOLE                 1110.000         56885.123
                                                                57 1255.000 SH       DEFINED 0001091923                     1255.000
Southern Company               COM              842587107      268 11190.000SH       SOLE                                  11190.000
Stryker Corp.                  COM              863667101     6376 120535.000SH      SOLE                 1535.000        119000.000
                                                               250 4725.000 SH       DEFINED 0001091923                     4725.000
Texas Instruments Inc.         COM              882508104     1424 57009.009SH       SOLE                 1070.000         55939.009
                                                                45 1795.000 SH       DEFINED 0001091923                     1795.000
Tidewater, Inc.                COM              886423102     1681 62985.640SH       SOLE                 1170.000         61815.640
                                                                24  890.000 SH       DEFINED 0001091923                      890.000
United Technologies Corp.      COM              913017109     2966 63776.201SH       SOLE                 1245.000         62531.201
                                                                99 2125.000 SH       DEFINED 0001091923                     2125.000
Verizon Communications         COM              92343V104      947 17494.000SH       SOLE                                  17494.000
                                                               244 4511.000 SH       DEFINED 0001091923                     4511.000
Wachovia Corp New              COM              929771103       78 2520.000 SH       SOLE                                   2520.000
                                                               174 5616.000 SH       DEFINED 0001091923                     5616.000
Wal Mart Stores Inc.           COM              931142103     7222 145889.000SH      SOLE                 2535.000        143354.000
                                                               229 4635.000 SH       DEFINED 0001091923                     4635.000
Walgreen Company               COM              931422109      315 9150.000 SH       SOLE                                   9150.000
                                                                69 2000.000 SH       DEFINED 0001091923                     2000.000